Finance income and costs	9 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
Finance income
Interest income	—	0.1	—	0.6
Reversal of impairment loss on short term investments (a)	2.8	—	—	—
Net foreign exchange gains on translation of financial assets and liabilities	7.6	1.0	—	5.7
Total finance income	10.4	1.1	—	6.3
Interest expense (b)	(15.4)	(14.6)	(43.0)	(43.6)
Net impairment loss on short term investments (a)	—	—	(9.6)	—
Net foreign exchange losses arising on translation of financial assets and liabilities	—	—	(4.5)	—
Net pension interest costs	(0.4)	(0.6)	(1.2)	(2.0)
Amortization of borrowing costs	(0.5)	(0.5)	(1.5)	(1.5)
Net fair value losses on derivatives held at fair value through profit or loss (c)	(9.1)	(1.1)	(12.7)	(3.4)
Financing costs incurred on new or amended debt (d)	—	—	(17.9)	—
Total finance costs	(25.4)	(16.8)	(90.4)	(50.5)
Net finance costs	(15.0)	(15.7)	(90.4)	(44.2)
(a) For the nine months ended September 30, 2021, the Company has a net impairment charge of €9.6 million related to its short-term investments